Convertible Notes Payable (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2017	Jan. 31, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2017	Jul. 14, 2016	Jul. 05, 2016	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Interest rate	10.00%		10.00%					8.00%	8.00%	10.00%		10.00%
Amortized of debt discount											$ 40,000
Debt face amount	$ 8,800		$ 8,800		$ 8,800
Debt Convertible into common stock	8,800,000		8,800,000		26,400,000
Gain (Loss) on conversion of debt		$ 96,819	$ 2,306	$ 96,819	$ 96,819	$ 72,328
Derivative liabilities	$ 1,127,211		$ 1,127,211		$ 1,600,752		$ 1,127,211
Notes payable								$ 70,000	$ 50,000	$ 4,000		$ 17,500
November 21, 2016 [Member]
Interest rate	8.00%		8.00%
Maturity date			Nov. 21, 2017
Closing costs	$ 2,500		$ 2,500
Debt instrument conversion feature			The note is convertible into shares of common stock of the Company at any time at a rate of 60% of the lowest trading price of the shares over the previous 20-day trading period
Gain (Loss) on conversion of debt			$ 25,000
Derivative liabilities	41,903		41,903
Convertible promissory note issued	$ 25,000		$ 25,000
November 3, 2016 [Member]
Interest rate	10.00%		10.00%
Maturity date			May 03, 2017
Closing costs	$ 2,000		$ 2,000
Debt instrument conversion feature			The note is convertible into shares of common stock of the Company at any time at a rate of 60% of the lowest trading price of the shares over the previous 20-day trading period
Gain (Loss) on conversion of debt			$ 27,000
Derivative liabilities	45,475		45,475
Convertible promissory note issued	$ 27,000		$ 27,000
On August 26, 2016 [Member]
Interest rate	8.00%		8.00%
Maturity date			May 26, 2017
Closing costs	$ 11,250		$ 11,250
Debt instrument conversion feature			The note is convertible into shares of common stock of the Company at any time at a rate of 60% of the lowest trading price of the shares over the previous 20-day trading period
Gain (Loss) on conversion of debt			$ 30,459
Derivative liabilities	101,334		101,334
Convertible promissory note issued	$ 61,250		$ 61,250
On August 15, 2016 [Member]
Interest rate	8.00%		8.00%
Maturity date			Aug. 15, 2017
Closing costs	$ 10,000		$ 10,000
Debt instrument conversion feature			The note is convertible into shares of common stock of the Company at any time at a rate of 55% of the lowest trading price of the shares over the previous 20-day trading period
Gain (Loss) on conversion of debt			$ 20,492
Derivative liabilities	82,917		82,917
Convertible promissory note issued	$ 50,000		$ 50,000
On August 5, 2016 [Member]
Interest rate	8.00%		8.00%
Maturity date			Aug. 05, 2017
Closing costs	$ 7,500		$ 7,500
Debt instrument conversion feature			The note is convertible into shares of common stock of the Company at any time at a rate of 55% of the lowest trading price of the shares over the previous 20-day trading period
Gain (Loss) on conversion of debt			$ 22,592
Derivative liabilities	88,084		88,084
Convertible promissory note issued	$ 52,500		$ 52,500
On August 4, 2016 One [Member]
Interest rate	8.00%		8.00%
Maturity date			Aug. 04, 2017
Closing costs	$ 2,500		$ 2,500
Debt instrument conversion feature			The note is convertible into shares of common stock of the Company at any time at a rate of 55% of the lowest trading price of the shares over the previous 20-day trading period
Gain (Loss) on conversion of debt			$ 21,619
Derivative liabilities	83,112		83,112
Convertible promissory note issued	$ 50,000		$ 50,000
On August 4, 2016 [Member]
Interest rate	9.00%		9.00%
Maturity date			Aug. 04, 2017
Closing costs	$ 12,083		$ 12,083
Debt instrument conversion feature			The note is convertible into shares of common stock of the Company at any time at a rate of 55% of the lowest trading price of the shares over the previous 20-day trading period
Gain (Loss) on conversion of debt			$ 36,032
Derivative liabilities	139,186		139,186
Convertible promissory note issued	$ 83,333		$ 83,333
On August 1, 2016 [Member]
Interest rate	10.00%		10.00%
Maturity date			Aug. 01, 2017
Closing costs	$ 8,500		$ 8,500
Debt instrument conversion feature			The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period
Gain (Loss) on conversion of debt			$ 21,926
Derivative liabilities	83,978		83,978
Convertible promissory note issued	50,000		50,000
On July 16, 2016 [Member]
Convertible promissory note issued	$ 55,125		$ 55,125
On January 17, 2017 One [Member]
Interest rate	10.00%		10.00%
Maturity date			Jul. 16, 2017
Closing costs	$ 5,125		$ 5,125
Debt face amount	$ 32,000		$ 32,000
Debt Convertible into common stock	11,500,000		11,500,000
Debt instrument conversion feature			The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period
Gain (Loss) on conversion of debt			$ 26,139
Derivative liabilities	$ 35,347		35,347
Owed convertible promissory note	$ 23,125		$ 23,125
January 17, 2017 [Member]
Interest rate	12.00%		12.00%
Maturity date			Apr. 14, 2017
Closing costs	$ 6,000		$ 6,000
Debt face amount	$ 35,376		$ 35,376
Debt Convertible into common stock	12,792,324		12,792,324
Debt instrument conversion feature			The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period
Gain (Loss) on conversion of debt			$ 32,100
Derivative liabilities	$ 26,769		26,769
Owed convertible promissory note	18,124		18,124
On July 14, 2016 [Member]
Convertible promissory note issued	53,500		53,500
December 2016 [Member]
Derivative liabilities	$ 399,106		$ 399,106
On July 12, 2016 [Member]
Debt Convertible into common stock	3,240,000		3,240,000
Notes payable	$ 200,000		$ 200,000
Accrued interest	$ 16,000		$ 16,000
On March 14, 2016 [Member]
Interest rate	8.00%		8.00%
Maturity date			Mar. 11, 2017
Amortized of debt discount	$ 250,000		$ 250,000
Closing costs	35,000		35,000
Debt face amount	$ 70,000		$ 70,000
Debt Convertible into common stock	19,455,499		19,455,499
Debt instrument conversion feature			The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period
Gain (Loss) on conversion of debt			$ 245,072
Derivative liabilities	$ 771,939		771,939
Convertible promissory note issued	535,000		535,000
Owed convertible promissory note	265,000		265,000
On August 22, 2016 [Member]
Loan paid	65,000		65,000
On July 31, 2016 [Member]
Derivative liabilities	$ 116,548		$ 116,548
January 22, 2016 [Member]
Interest rate	12.00%		12.00%
Maturity date			Jan. 22, 2017
Closing costs	$ 9,050		$ 9,050
Debt instrument conversion feature			The note is convertible into shares of common stock of the Company at any time at a rate of 50% of the lowest trading price of the shares over the previous 20-day trading period
Gain (Loss) on conversion of debt			$ 35,500
Convertible promissory note issued	35,500		35,500
Increased convertible promissory note	40,500		40,500
July 31, 2012 [Member]
Debt conversion into accounts payable	$ 40,000		$ 40,000
Interest rate	10.00%		10.00%
Maturity date			Jul. 31, 2013
Conversion price	$ 0.001		$ 0.001
Debt face amount	$ 10,000		$ 10,000
Debt Convertible into common stock	10,000,000		10,000,000
Convertible Notes Payable [Member]
Interest rate	10.00%		10.00%		10.00%
Derivative liabilities					$ 116,548
Convertible Notes Payable 1 [Member]
Interest rate	8.00%		8.00%		12.00%
Derivative liabilities	$ 399,106		$ 399,106		$ 1,106,220
Convertible Notes Payable 2 [Member]
Interest rate	10.00%		10.00%		8.00%
Derivative liabilities	$ 35,347		$ 35,347		$ 173,450
Convertible Notes Payable 3 [Member]
Interest rate	12.00%		12.00%		10.00%
Derivative liabilities	$ 26,769		$ 26,769		$ 182,539